Summary of Significant Accounting Policies (Details) - USD ($)	10 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Significant Accounting Policies [Line Items]
Shares subject to possible redemption		$ 120,622,804
Unrecognized tax benefits
Accrued for interest
Net tangible assets	$ 5,000,001	$ 5,000,001
Redemption per share (in Dollars per share)	$ 0	$ 10.49
Federal insurance	$ 250,000	$ 250,000
Investment held in trust account		121,479,815
Transaction costs		5,610,317
Underwriting fees		1,265,000
Other offering costs		895,317
IPO [Member]
Significant Accounting Policies [Line Items]
Offering costs	5,610,317
Cash underwriting fees	1,265,000
Deferred underwriting fees	3,450,000
Other offering costs	895,317
Offering costs reduction	5,404,094
Shares subject to possible redemption	206,223
Deferred underwriting fees		3,450,000
Other offering costs		895,317
Maximum [Member]
Significant Accounting Policies [Line Items]
Offering costs		5,404,094
Minimum [Member]
Significant Accounting Policies [Line Items]
Net tangible assets	$ 5,000,001
Offering costs		$ 206,223
Common Stock [Member]
Significant Accounting Policies [Line Items]
Redemption per share (in Dollars per share)	$ 10.25